Cover	Dec. 02, 2021
Cover [Abstract]
Entity Registrant Name	Phoenix Rising Companies
Entity Central Index Key	0001572384
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Dec. 02, 2021
Entity Ex Transition Period	true
Entity Incorporation State Country Code	NV
Entity File Number	000-55319
Entity Tax Identification Number	46-1993448
Entity Address Address Line 1	641 10th Street
Entity Address City Or Town	Cedartown
Entity Address State Or Province	GA
Entity Address Postal Zip Code	30125
City Area Code	60 3
Local Phone Number	8600-0313
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false